Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Taxes
Schedule of income tax expense

	For the three months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023
Current income tax expense	$44.4	$20.0	$66.5	$39.5
Deferred income tax expense	50.9	7.0	56.3	15.1
Income tax expense	$95.3	$27.0	$122.8	$54.6